Income Tax Expenses	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Income Tax Expenses

14	Income tax expenses
The following table sets forth the income tax expense of the Group for the years ended December 31, 2019, 2020 and 2021:

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Current income tax	4,254,978	5,570,012	13,105,863
Deferred income tax	1,861,719	63,253	(6,414,745)

	6,116,697	5,633,265	6,691,118

The following table sets forth the reconciliation from income tax calculated based on the applicable tax rates and profit before income tax expenses presented in the consolidated financial statements to the income tax expenses:

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Profit before income tax expenses	19,433,841	17,909,505	23,400,178
Income tax calculated at the PRC statutory tax rate of 25%	4,858,460	4,477,376	5,850,045
Tax effect of:
Reversal of deferred tax assets recognized in prior years	190,104	3,643	381,456
Differential income tax rates applicable to subsidiaries (Note a, b, c, d and e)	350,051	756,392	263,707
Expenses and losses not deductible for tax purposes	530,638	262,843	245,097
Deductible temporary differences and tax losses for which no deferred tax asset was recognized	244,187	280,251	210,748
Income not subject to tax	(36,536)	(99,378)	(19,640)
Utilization of previously unrecognized deferred tax assets	(5,163)	(14,711)	(24,649)
Research and development tax credit	—	(38,680)	(39,038)
Effect of tax rate changes on deferred income taxes	(37,959)	—	(42,929)
Others	22,915	5,529	(133,679)

Income tax expense	6,116,697	5,633,265	6,691,118

(a)	Cayman Islands and BVI Income Tax
The Company is incorporated under the laws of the Cayman Islands as an exempted company with limited liability under the Companies Law of the Cayman Islands and is not subject to Cayman Islands income tax. The Group entities established under the BVI Business Companies Acts are exempted from BVI income taxes.
(b)	Hong Kong Income Tax
Under the current Hong Kong Inland Revenue Ordinance, the Company’s subsidiaries incorporated in Hong Kong are subject to 16.5% income tax on their taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax. Commencing from the year of assessment of 2018, the first HKD2 million of profits earned by the Company’s subsidiaries incorporated in Hong Kong will be taxed at half of the current tax rate (i.e. 8.25%) while the remaining profits will continue to be taxed at the existing 16.5% tax rate.

(c)	Singapore Income Tax
Singapore income tax rate is 17%. No Singapore profits tax was provided for as there was no estimated assessable profit that was subject to Singapore profits tax for the years ended December 31, 2019, 2020 and 2021.

(d)	Indonesia Income Tax
Indonesia income tax rate is 22%. No Indonesia profits tax was provided for as there was no estimated assessable profit that was subject to Indonesia profits tax for the years ended December 31, 2019, 2020 and 2021.

(e)	PRC Corporate Income Tax (“CIT”)
The income tax provision of the Group in respect of its operations in the PRC was generally calculated at the tax rate of 25% on the assessable profits for the years ended December 31, 2019, 2020 and 2021, based on the existing legislation, interpretations and practices in respect thereof.
On November 27, 2018, the Group’s subsidiary Weikun Technology qualified as High and New Technology Enterprises

(hereinafter “HNTE”)
, which entitles it to a preferential CIT rate of 15% for consecutive three years. Furthermore, according to the policy issued by

State Tax Administration of PRC (hereinafter “STA”) (Guofa (2007) No.40), Weikun Technology was entitled to a preferential CIT rate of 12.5% and 15% for the years ended December 31, 2019 and 2020. Weikun reapplied HNTE and was approved
the
HNTE status
in

December 2021.
Accordingly,Weikun continued
to
be taxed at a preferential

tax
rate
of 15% for
 2021, 2022, and 2023.
According to the policy issued jointly by Ministry of Finance of PRC (hereinafter “MoF”) and STA (Caishui (2020) No.31 and Caishui (2021) No.30), if a company generated more than
60%
of its operating revenue in a specific area in a given year, the company is entitled to a preferential CIT rate of
 15%
that year. The branch of Shenzhen Pingan Puhui Enterprise Management Co., Ltd., which operates in Qianhai district, Shenzhen, was qualified for this tax preferential treatment for the year ended December 31, 2021 and therefore was entitled to a preferential CIT rate of 15% in 2021. The branches of Ping An Puhui Financing Guarantee Co., Ltd., and Ping An Puhui Investment & Consulting Co., Ltd., which operate in Hainan Free Trade Port, were also qualified for a preferential CIT rate of
15%
for the year ended December 31, 2020 and 2021.
(f)	PRC Withholding Tax (“WHT”)
According to the New Corporate Income Tax Law (“New CIT Law”), distribution of profits earned by the PRC companies since January 1, 2008 to foreign investors is subject to withholding tax of 5% or 10%, depending on the country of incorporation of the foreign investor, upon the distribution of profits to overseas-incorporated immediate holding companies.
Chongqing Jin An Microloan Limited declared and paid dividend
s
of RMB453 million to
its
foreign investor who
then re-invested the distribution
to set up and increase capital of subsidiaries in the PRC during the year ended December 31, 2019. The Group does not have any plan to require its PRC subsidiaries to distribute their retained earnings and intends to retain them to operate and expand business in the PRC. Accordingly, no deferred tax liability on WHT was accrued at the end of each year presented.